Non-Controlling Interests - Schedule of Balance of Non-Controlling Interest (Details)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Balance of Non-Controlling Interest [Line Items]
Non-controlling interest	¥ (10,201,955)	$ (1,425,133)	¥ (10,891,088)
TYPHK [Member]
Schedule of Balance of Non-Controlling Interest [Line Items]
Non-controlling interest	(174,100)	(24,320)	(169,385)
JYD YCKJ [Member]
Schedule of Balance of Non-Controlling Interest [Line Items]
Non-controlling interest	(12,696,570)	(1,773,611)	(12,513,131)
JYD RHTD [Member]
Schedule of Balance of Non-Controlling Interest [Line Items]
Non-controlling interest	2,041,147	285,132	1,188,534
JNT [Member]
Schedule of Balance of Non-Controlling Interest [Line Items]
Non-controlling interest	(88,568)	(12,372)	(156,621)
Ezhou GJHY [Member]
Schedule of Balance of Non-Controlling Interest [Line Items]
Non-controlling interest	(46,166)	(6,449)
FASTFLY [Member]
Schedule of Balance of Non-Controlling Interest [Line Items]
Non-controlling interest	13,797	1,927	15,735
HYTX [Member]
Schedule of Balance of Non-Controlling Interest [Line Items]
Non-controlling interest			(18,457)
YFB [Member]
Schedule of Balance of Non-Controlling Interest [Line Items]
Non-controlling interest	¥ 748,505	$ 104,560	¥ (762,237)